Segment information	12 Months Ended
Dec. 31, 2017
Operating segments [Abstract]
Segment information
Segment information
The Company has one operating segment, which is the design and marketing of semiconductor components for 4G broadband wireless systems. All information required to be disclosed under IFRS 8 Operating Segments is shown in the Consolidated Financial Statements and these associated Notes.
Sales to external customers disclosed below are based on the geographical location of the customers. The following table sets forth the Company’s total revenue by region for the periods indicated. The Company categorizes its total revenue geographically based on the location to which it invoices.

	Europe, Middle East, Africa	Americas	Asia	Total
	(in thousands)
Year ended December 31, 2015
Total revenue
Sales to external customers	$3,635	$3,954	$24,943	$32,532
Year ended December 31, 2016
Total revenue
Sales to external customers	$5,593	$6,669	$33,317	$45,579
Year ended December 31, 2017
Total revenue
Sales to external customers	$5,641	$10,045	$32,577	$48,263

The substantial majority of the Company’s non-current assets are held by the parent company, Sequans Communications S.A. and located in France. See Note 19.3 to these Consolidated Financial Statements for information about major customers.